CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	59,500,000
Common stock, shares issued	86,596,023	84,948,126	46,397,369
Common stock, shares outstanding	86,596,023	84,948,126	46,397,369
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Treasury stock, shares		0	0
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		0	500,000
Redeemable convertible preferred stock, shares issued		0	223,987
Redeemable convertible preferred stock, shares outstanding		0	223,987